Net Income (Loss) per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) (in Dollars)	$ 23,401	$ (16,667)
Denominator:
Weighted average common shares outstanding — basic	105,568	72,027
Basic net income (loss) per share (in Dollars per share)	$ 0.22	$ (0.23)
Diluted
Weighted average common shares outstanding from above	105,568	72,027
Add: dilutive effect of options	2,189
Add: dilutive effect of RSUs	29
Weighted average common shares outstanding	107,786	72,027
Diluted net income (loss) per share (in Dollars per share)	$ 0.22	$ (0.23)